Inventory (Details)	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz
Inventory
Gold credits		$ 938,000
Silver credits		434,000
Total inventory		1,372,000
Gold credits capitalised depletion included in inventories	$ 0	727
Silver credits capitalised depletion included in inventories	$ 0	$ 352
Quantity of gold (in oz) | oz	0	1,188
Quantity of silver (in oz) | oz	0	34,194